BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATIONS

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	For the nine-month ended December 31, 2025	For the nine-month ended December 31, 2024
Average rate	US$1=HK$7.80	US$1=HK$7.80

	December 31, 2025	March 31, 2025
Spot rate	US$1=HK$7.78	US$1=HK$7.78

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	US$1=HK$7.78	US$1=HK$7.82	US$1=HK$7.85
Average rate	US$1=HK$7.79	US$1=HK$7.82	US$1=HK$7.84

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Useful Life
Equipment	5-10 years
Hardware	5-10 years

SCHEDULE OF KEY REVENUE STREAMS	The Company’s key revenues streams are as below:
	For the Nine months ended December 31,
	2025	2024
Project Income
Design and fit-out	546,571	84,193
Others	106,794	119,691
Total	$653,365	$203,884

The Company’s key revenues streams are as below:

	For the years ended March 31,
	2025	2024	2023
Project Income
Design and fit-out	80,464	427,182	953,553
Application	39,883	44,873	49,191
Project Management	64,684	58,551	39,854
Design-only	16,976	-	56,627
Total	$202,007	$530,606	$1,099,225